Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Comprehensive Income [Abstract]
Net unrealized holding gains on securities available for sale, net of deferred income tax of $(318,000) and $(290,000), respectively	$ 483	$ 441
Benefit plan adjustment, net of related deferred taxes of $245,000 and $278,000, respectively	(372)	(423)
Accumulated other comprehensive income (loss)	111	18
Deferred Tax Liabilities, Investments	(319)	(290)
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	$ 245	$ 278